Note 19 - Costs of Sales (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Costs of Sales [Table Text Block]
	2018	2017	2016
Direct costs of sales	(13,683)	(12,706)	(11,161)
Indirect costs of sales	(8,583)	(8,232)	(8,039)
Total costs of sales	(22,266)	(20,938)	(19,200)